Related Party Balances and Transactions - Schedule of Related Party Transaction Representing Rental Expense (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Wisewing International Ltd [Member]
Schedule of Related Party Transaction Representing Rental Expense [Line Items]
Rental expense	$ 26,526	¥ 182,973	¥ 195,949